Consolidated Balance Sheets - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	¥ 527,407	¥ 95,982	¥ 188,980
Term deposits and short term investments	558,765	1,049,555
Restricted cash	7,049	9,055
Accounts receivable, net	293,854	428,587
Prepayments and other current assets	34,108	32,257
Total current assets	1,478,628	1,661,651
Non-current assets:
Property and equipment, net	7,237	13,091
Intangible assets, net	20,050	29,126
Available-for-sale debt investments	309	304
Equity investments, net	101,221	114,389
Deferred income tax assets, net	70,170	89,060
Operating lease right-of-use assets, net	67,950	103,551
Other non-current assets	13,179	19,652
Total non-current assets	280,116	369,173
Total assets	1,758,744	2,030,824
Current liabilities (including amounts of the consolidated VIEs, excluding inter-company amounts, without recourse to the Company of RMB310,694 and RMB231,408 as of December 31, 2022 and 2023, respectively. Note 1) :
Accounts payable	122,133	176,956
Advances from customers	34,197	31,942
Taxes payable	170,479	183,525
Salary and welfare payable	86,444	94,484
Accrued expenses and other current liabilities	71,656	89,042
Operating lease liabilities	19,915	23,639
Total current liabilities	526,994	664,321
Non-current liabilities (including amounts of the consolidated VIEs, excluding inter-company amounts, without recourse to the Company of RMB49,000 and RMB29,870 as of December 31, 2022 and 2023, respectively. Note 1) :
Long-term liabilities	18,598	20,333	28,330
Operating lease liabilities	49,529	80,947
Total non-current liabilities	68,127	101,280
Total liabilities	595,121	765,601
Commitments and contingencies (Note 20)
Shareholders’ equity:
Additional paid-in capital	1,640,535	1,636,822
Treasury stock (nil and 2,044,080 shares as of December 31, 2022 and 2023, respectively)	(655)
Statutory reserves	99,342	99,547
Accumulated deficits	(513,365)	(411,074)
Accumulated other comprehensive loss	(40,397)	(45,402)
Total Phoenix New Media Limited shareholders’ equity	1,225,012	1,319,445
Noncontrolling interests	(61,389)	(54,222)
Total shareholders’ equity	1,163,623	1,265,223	¥ 1,389,155
Total liabilities and shareholders’ equity	1,758,744	2,030,824
Related Party [Member]
Current assets:
Amounts due from related parties	57,445	46,215
Current liabilities (including amounts of the consolidated VIEs, excluding inter-company amounts, without recourse to the Company of RMB310,694 and RMB231,408 as of December 31, 2022 and 2023, respectively. Note 1) :
Amounts due to related parties	22,170	64,733
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053	¥ 22,053